Schedule of Investments (unaudited)
February 29, 2024
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Biotechnology — 24.2%
4D Molecular Therapeutics, Inc.(a)(b)	237,618	$ 6,658,056
AbbVie, Inc.	2,563,775	451,352,589
AC Immune SA(a)	1,083,340	3,921,691
Alnylam Pharmaceuticals, Inc.(a)	336,692	50,870,794
Amgen, Inc.	1,050,915	287,772,054
Argenx SE, ADR(a)	225,514	85,697,575
Autolus Therapeutics PLC, ADR(a)	889,962	5,339,772
Beam Therapeutics, Inc.(a)(b)	84,094	3,320,872
BeiGene Ltd., ADR(a)(b)	96,865	16,045,687
Biogen, Inc.(a)	596,508	129,436,271
BioMarin Pharmaceutical, Inc.(a)	642,970	55,475,452
Biomea Fusion, Inc.(a)(b)	137,217	2,401,297
Blueprint Medicines Corp.(a)	366,990	34,320,905
Cabaletta Bio, Inc.(a)	419,920	9,607,770
Cerevel Therapeutics Holdings, Inc.(a)	222,190	9,109,790
CG oncology, Inc.(a)	297,007	13,279,183
CureVac NV(a)(b)	412,061	1,409,249
Dyne Therapeutics, Inc.(a)(b)	203,466	5,473,235
Exact Sciences Corp.(a)	207,603	11,943,401
Frequency Therapeutics, Inc., CVR(a)	428,010	5,821
Genesis Therapeutics, Inc., Series B(a)(c)(d)	823,870	4,209,976
Genmab A/S(a)	42,470	11,799,023
Genmab A/S, ADR(a)(b)	289,405	8,036,777
Gilead Sciences, Inc.	1,542,942	111,246,118
Immatics NV(a)	298,703	3,736,774
Immuneering Corp., Class A(a)	264,380	1,639,156
Immunocore Holdings PLC, ADR(a)(b)	181,355	12,190,683
Incyte Corp.(a)	212,725	12,414,631
Insmed, Inc.(a)	231,810	6,425,773
Ionis Pharmaceuticals, Inc.(a)(b)	259,920	11,750,983
Kartos Therapeutics, Inc., Series C(a)(c)(d)	1,233,856	6,995,963
Kyverna Therapeutics, Inc.(a)(b)	133,243	3,620,212
Legend Biotech Corp., ADR(a)(b)	465,786	30,350,616
Merus NV(a)(b)	314,737	15,258,450
Mirati Therapeutics, Inc., CVR(a)(b)	228,510	159,957
Moderna, Inc.(a)	461,694	42,586,654
MoonLake Immunotherapeutics(a)(b)	144,884	6,989,204
Morphic Holding, Inc.(a)	111,625	4,124,544
Neurocrine Biosciences, Inc.(a)	141,165	18,407,916
Neurogene, Inc.(a)	328,151	10,195,652
Nuvalent, Inc., Class A(a)	201,512	16,951,189
Prime Medicine, Inc.(a)(b)	360,982	3,115,275
Protagonist Therapeutics, Inc.(a)	403,935	12,271,545
PTC Therapeutics, Inc.(a)	287,575	8,106,739
Regeneron Pharmaceuticals, Inc.(a)	132,462	127,970,214
REVOLUTION Medicines, Inc.(a)	260,118	7,668,279
Rhythm Pharmaceuticals, Inc.(a)	690,347	29,974,867
Rocket Pharmaceuticals, Inc.(a)	266,176	7,798,957
Roivant Sciences Ltd.(a)	793,275	9,075,066
Sage Therapeutics, Inc.(a)(b)	188,970	4,059,076
Sagimet Biosciences, Inc., Series A(a)	302,930	1,856,961
Sarepta Therapeutics, Inc.(a)	478,162	61,156,920
Tenaya Therapeutics, Inc.(a)	843,991	5,021,746
Ultragenyx Pharmaceutical, Inc.(a)	203,611	10,530,761
Vaxcyte, Inc.(a)	405,425	29,928,473
Vertex Pharmaceuticals, Inc.(a)	369,034	155,267,365
Viking Therapeutics, Inc.(a)	355,715	27,407,841
Voyager Therapeutics, Inc.(a)	445,885	3,709,763
Xenon Pharmaceuticals, Inc.(a)	448,099	21,150,273
Zealand Pharma A/S(a)	61,090	5,896,158
		2,054,497,994
Security	Shares	Value
Financial Services — 0.1%
Helix Acquisition Corp. II, Class A(a)	850,715	$ 8,813,407
Health Care Equipment & Supplies — 24.1%
Abbott Laboratories	2,613,033	310,010,235
ABIOMED INC, CVR(a)(c)	243,643	696,819
Alcon, Inc.	1,276,433	107,922,410
Align Technology, Inc.(a)	155,465	47,015,725
Baxter International, Inc.	857,481	35,088,123
Becton Dickinson & Co.	557,620	131,347,391
Boston Scientific Corp.(a)	6,266,658	414,915,426
Cooper Cos., Inc. (The)	791,848	74,116,973
Dexcom, Inc.(a)	391,115	45,005,603
Edwards Lifesciences Corp.(a)	587,845	49,890,405
Envista Holdings Corp.(a)	322,825	6,666,336
GE HealthCare Technologies, Inc.	610,150	55,694,492
Glaukos Corp.(a)(b)	72,255	6,401,071
IDEXX Laboratories, Inc.(a)	109,065	62,737,460
Inspire Medical Systems, Inc.(a)(b)	83,905	15,022,351
Intuitive Surgical, Inc.(a)	607,294	234,172,566
Masimo Corp.(a)(b)	218,960	28,145,118
Medtronic PLC	1,139,497	94,988,470
Orchestra BioMed Holdings, Inc.(a)(b)	262,308	1,689,264
Penumbra, Inc.(a)	169,035	39,709,702
Shockwave Medical, Inc.(a)	43,700	11,400,019
STERIS PLC	133,060	30,991,005
Stryker Corp.	676,565	236,168,545
		2,039,795,509
Health Care Providers & Services — 20.9%
Cencora, Inc.	884,445	208,375,242
Centene Corp.(a)	1,209,995	94,899,908
Cigna Group (The)	440,846	148,185,974
Elevance Health, Inc.	415,187	208,112,484
Guardant Health, Inc.(a)	219,046	4,161,874
HCA Healthcare, Inc.	315,226	98,255,944
Humana, Inc.	202,155	70,818,940
Laboratory Corp. of America Holdings	93,970	20,281,545
McKesson Corp.	367,850	191,800,669
Quest Diagnostics, Inc.	162,538	20,299,371
UnitedHealth Group, Inc.	1,428,959	705,334,162
		1,770,526,113
Life Sciences Tools & Services — 8.3%
10X Genomics, Inc., Class A(a)	212,123	9,893,417
Agilent Technologies, Inc.	340,743	46,804,458
Avantor, Inc.(a)	772,826	19,042,433
Bio-Techne Corp.	229,860	16,910,800
Danaher Corp.	1,086,677	275,081,416
IQVIA Holdings, Inc.(a)	128,342	31,721,009
Mettler-Toledo International, Inc.(a)	14,110	17,598,274
Nautilus Biotechnology, Inc.(a)	308,716	830,446
QIAGEN NV(b)	491,713	21,040,399
Rapid Micro Biosystems, Inc., Class A(a)	377,456	415,202
Repligen Corp.(a)(b)	117,900	22,871,421
Thermo Fisher Scientific, Inc.(b)	331,397	188,955,941
West Pharmaceutical Services, Inc.	141,185	50,595,057
		701,760,273
Pharmaceuticals — 21.6%
Amylyx Pharmaceuticals, Inc.(a)	189,485	3,571,792
AstraZeneca PLC	337,194	42,504,489
Daiichi Sankyo Co. Ltd.	504,500	16,615,158
Elanco Animal Health, Inc.(a)	1,398,355	22,219,861
Eli Lilly & Co.	1,125,136	847,992,501
Johnson & Johnson	1,013,858	163,616,404

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Longboard Pharmaceuticals, Inc.(a)	40,431	$ 896,760
Merck & Co., Inc.	3,204,144	407,406,910
Novo Nordisk A/S, Class B	956,675	114,194,167
Pfizer, Inc.	3,951,494	104,951,681
Sanofi SA	388,736	37,052,226
Structure Therapeutics, Inc., ADR(a)	373,826	15,166,121
Zoetis, Inc., Class A	294,631	58,434,166
		1,834,622,236
Total Common Stocks — 99.2% (Cost: $4,816,644,870)		8,410,015,532
		Par (000)
Other Interests(a)(c)(d)(e)
Afferent Pharmaceuticals, Inc., Series C (Acquired 06/30/15, cost $0)	USD	3,421	478,889
Affinivax Inc. (Acquired 08/19/22, cost $0)		123	1,687,602
Total Other Interests — 0.0% (Cost: $0)			2,166,491
	Shares
Preferred Securities
Preferred Stocks — 0.6%
Biotechnology — 0.2%
Adarx Pharmaceuticals, Inc., Series C (Acquired 08/02/23, cost $6,399,994)(a)(c)(d)	769,230	6,407,686
Cellarity, Inc., Series B (Acquired 01/15/21, cost $5,149,998)(a)(c)(d)	858,333	2,823,915
Goldfinch Bio, Inc., Series B (Acquired 06/26/20 - 03/21/22, cost $4,152,184)(a)(c)(d)	3,518,800	1,266,768
Laronde, Inc., Series B (Acquired 07/28/21, cost $10,822,560)(a)(c)(d)	386,520	10,822,560
		21,320,929
Health Care Equipment & Supplies — 0.1%
Exo Imaging, Inc., Series C (Acquired 06/24/21, cost $11,178,997)(a)(c)(d)	1,908,330	5,457,824
Swift Health Systems, Inc., Series D (Acquired 08/27/21, cost $5,271,070)(a)(c)(d)	1,700,345	357
		5,458,181
Health Care Providers & Services — 0.1%
Quanta Dialysis Technologies Ltd., Series D (Acquired 06/18/21, cost $9,727,321)(a)(c)(d)	80,024,425	5,353,786
Pharmaceuticals — 0.1%
Insitro, Series C (Acquired 03/10/21, cost $10,839,964)(a)(c)(d)	592,636	6,679,008
Software — 0.1%
Carbon Health Technologies, Inc.
Series D2 (Acquired 07/09/21, cost $16,855,000)(a)(c)(d)	1,670,499	5,612,877
Series D2 (Acquired 02/27/24, cost $1,209,000)(a)(c)(d)	1,209	1,209,000
		6,821,877
Total Preferred Securities — 0.6% (Cost: $81,606,087)		45,633,781
Security	Shares	Value
Warrants(a)
Biotechnology — 0.0%
Nuvation Bio, Inc. (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 0.00)	77,354	$ 9,282
Health Care Providers & Services — 0.0%
CareMax, Inc. (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 07/16/25, Strike Price USD 0.00)(b)	88,432	3,184
Total Warrants — 0.0% (Cost: $306,235)		12,466
Total Long-Term Investments — 99.8% (Cost: $4,898,557,192)		8,457,828,270
Short-Term Securities
Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.20%(f)(g)	15,747,270	15,747,270
SL Liquidity Series, LLC, Money Market Series, 5.98%(f)(g)(h)	139,416,119	139,471,885
Total Short-Term Securities — 1.8% (Cost: $155,179,585)		155,219,155
Total Investments — 101.6% (Cost: $5,053,736,777)		8,613,047,425
Liabilities in Excess of Other Assets — (1.6)%		(134,904,533)
Net Assets — 100.0%		$ 8,478,142,892
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $59,006,211, representing 0.7% of its net assets as of period end, and an original cost of $92,789,073.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Health Sciences Opportunities Portfolio
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 211,473,753	$ —	$ (195,726,483)(a)	$ —	$ —	$ 15,747,270	15,747,270	$ 6,657,492	$ —
SL Liquidity Series, LLC, Money Market Series	47,521,743	91,926,878(a)	—	16,958	6,306	139,471,885	139,416,119	533,376(b)	—
				$ 16,958	$ 6,306	$ 155,219,155		$ 7,190,868	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	104,669,222	EUR	96,509,000	Westpac Banking Corp.	03/14/24	$ 302,886
USD	36,719,992	GBP	29,191,000	Bank of New York Mellon	03/14/24	(130,931)
						$ 171,955

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Health Sciences Opportunities Portfolio
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$ 2,025,431,096	$ 17,860,959	$ 11,205,939	$ 2,054,497,994
Financial Services	8,813,407	—	—	8,813,407
Health Care Equipment & Supplies	2,039,098,690	—	696,819	2,039,795,509
Health Care Providers & Services	1,770,526,113	—	—	1,770,526,113
Life Sciences Tools & Services	701,760,273	—	—	701,760,273
Pharmaceuticals	1,624,256,196	210,366,040	—	1,834,622,236
Other Interests	—	—	2,166,491	2,166,491
Preferred Securities	—	—	45,633,781	45,633,781
Warrants	12,466	—	—	12,466
Short-Term Securities
Money Market Funds	15,747,270	—	—	15,747,270
	$ 8,185,645,511	$ 228,226,999	$ 59,703,030	8,473,575,540
Investments valued at NAV(a)				139,471,885
				$ 8,613,047,425
Derivative Financial Instruments(b)
Assets
Foreign Currency Exchange Contracts	$ —	$ 302,886	$ —	$ 302,886
Liabilities
Foreign Currency Exchange Contracts	—	(130,931)	—	(130,931)
	$ —	$ 171,955	$ —	$ 171,955
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Rights
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